UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1.              SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME FUND INC.

FORM N-Q

MARCH 31, 2008

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)	March 31, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 86.5%
Aerospace & Defense — 1.6%
130,000	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18	$130,650
	Hawker Beechcraft Acquisition Co.:
350,000	8.875% due 4/1/15 (a)	359,625
55,000	9.750% due 4/1/17	55,000
6,632	Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26 (b)(c)	0
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	257,187
	Total Aerospace & Defense	802,462
Airlines — 2.0%
	Continental Airlines Inc., Pass-Through Certificates:
4,460	6.541% due 9/15/08	4,460
68,292	8.312% due 4/2/11	63,853
65,000	7.339% due 4/19/14	57,850
350,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (d)	346,500
	Delta Air Lines Inc.:
103,065	8.954% due 8/10/14 (d)	95,851
	Pass-Through Certificates:
99,152	6.619% due 3/18/11	97,267
258,000	7.111% due 9/18/11	254,536
90,000	7.711% due 9/18/11	82,800
	Total Airlines	1,003,117
Auto Components — 1.5%
	Allison Transmission Inc.:
90,000	11.000% due 11/1/15 (d)	78,750
180,000	Senior Notes, 11.250% due 11/1/15 (a)(d)	152,100
165,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	93,225
510,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	419,475
	Total Auto Components	743,550
Automobiles — 1.9%
	Ford Motor Co., Debentures:
100,000	8.875% due 1/15/22	78,250
125,000	8.900% due 1/15/32	94,375
	General Motors Corp.:
120,000	Notes, 7.200% due 1/15/11	100,500
	Senior Debentures:
75,000	8.250% due 7/15/23	52,875
830,000	8.375% due 7/15/33	589,300
	Total Automobiles	915,300
Building Products — 2.0%
	Associated Materials Inc.:
320,000	Senior Discount Notes, step bond to yield 13.513% due 3/1/14	220,000
210,000	Senior Subordinated Notes, 9.750% due 4/15/12	204,750
	GTL Trade Finance Inc.:
130,000	7.250% due 10/20/17 (d)	137,368
139,000	7.250% due 10/20/17 (d)	146,778
155,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	115,475
285,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.544% due 3/1/14	139,650
	Total Building Products	964,021

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Face Amount†		Security	Value
Chemicals — 1.4%
		Georgia Gulf Corp., Senior Notes:
170,000		9.500% due 10/15/14	$132,175
80,000		10.750% due 10/15/16	52,800
115,000		Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	122,475
150,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12	161,625
365,000		Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (d)	244,550
		Total Chemicals	713,625
Commercial Banks — 3.2%
310,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (d)	307,241
		HSBC Bank PLC:
1,224,000	RUB	8.900% due 12/20/10 (d)	51,085
256,298		7.000% due 11/1/11	272,619
290,000		HSBK Europe BV, 7.250% due 5/3/17 (d)	252,300
140,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (d)(e)	120,597
3,730,000	RUB	JPMorgan Chase Bank, 9.500% due 2/11/11 (d)	154,485
		Russian Agricultural Bank, Loan Participation Notes:
70,000		7.175% due 5/16/13 (d)	71,487
140,000		6.299% due 5/15/17 (d)	130,025
		TuranAlem Finance BV, Bonds:
160,000		8.250% due 1/22/37 (d)	125,888
120,000		8.250% due 1/22/37 (d)	95,016
		Total Commercial Banks	1,580,743
Commercial Services & Supplies — 3.3%
305,000		Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	263,825
425,000		Allied Waste North America Inc., Senior Notes, 7.375% due 4/15/14	420,219
90,000		Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (d)	72,450
355,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	362,987
		Interface Inc.:
125,000		Senior Notes, 10.375% due 2/1/10	131,250
75,000		Senior Subordinated Notes, 9.500% due 2/1/14	78,000
240,000		Rental Services Corp., Senior Notes, 9.500% due 12/1/14	201,600
110,000		US Investigations Services Inc., 11.750% due 5/1/16 (d)	82,500
		Total Commercial Services & Supplies	1,612,831
Communications Equipment — 0.4%
285,000		Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	205,200
Construction & Engineering — 0.2%
100,000		Odebrecht Finance Ltd., 7.500% due 10/18/17 (d)	103,750
Consumer Finance — 2.9%
140,000		AmeriCredit Corp., 8.500% due 7/1/15	102,900
		Ford Motor Credit Co.:
100,000		Notes, 7.875% due 6/15/10	87,235
		Senior Notes:
257,000		8.050% due 6/15/11 (e)	204,142
85,000		9.875% due 8/10/11	75,850
60,000		7.127% due 1/13/12 (e)	44,421
120,000		8.000% due 12/15/16	94,072
		General Motors Acceptance Corp.:
710,000		Bonds, 8.000% due 11/1/31	509,935
420,000		Notes, 6.875% due 8/28/12	319,452
		Total Consumer Finance	1,438,007

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Face Amount†	Security	Value
Containers & Packaging — 0.8%
265,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	$255,725
85,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	77,775
100,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)(f)	1,250
80,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (d)	83,200
	Total Containers & Packaging	417,950
Diversified Consumer Services — 0.6%
	Education Management LLC/Education Management Finance Corp.:
125,000	Senior Notes, 8.750% due 6/1/14	106,250
80,000	Senior Subordinated Notes, 10.250% due 6/1/16	64,000
	Service Corp. International:
30,000	Debentures, 7.875% due 2/1/13	30,450
	Senior Notes:
55,000	7.625% due 10/1/18	55,550
60,000	7.500% due 4/1/27	51,300
	Total Diversified Consumer Services	307,550
Diversified Financial Services — 3.0%
200,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (d)	147,000
110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (d)	92,950
100,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (d)	102,744
200,000	Elyria Foundry Co./EH Acquisition Inc., 13.000% due 3/1/13 (d)	194,000
50,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 7.565% due 11/15/14 (e)	47,000
	Leucadia National Corp., Senior Notes:
120,000	8.125% due 9/15/15	121,200
40,000	7.125% due 3/15/17	38,100
	LVB Acquisition Merger:
80,000	11.625% due 10/15/17 (d)	80,400
50,000	Subordinated Inc., 10.375% due 10/15/17 (a)(d)	52,125
	Residential Capital LLC:
110,000	7.828% due 4/17/09 (d)(e)	41,250
60,000	8.375% due 6/30/15	29,400
140,000	Notes, 7.875% due 6/30/10	71,050
220,000	Senior Notes, 7.500% due 2/22/11	108,900
100,000	TNK-BP Finance SA, 7.500% due 7/18/16 (d)	93,125
	Vanguard Health Holdings Co.:
85,000	I LLC, Senior Discount Notes, step bond to yield 10.072% due 10/1/15	65,450
205,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	198,337
	Total Diversified Financial Services	1,483,031
Diversified Telecommunication Services — 4.8%
	Axtel SAB de CV:
10,000	7.625% due 2/1/17 (d)	10,100
250,000	Senior Notes, 7.625% due 2/1/17 (d)	251,875
25,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	20,125
	Citizens Communications Co.:
15,000	7.050% due 10/1/46	10,350
200,000	Senior Notes, 7.875% due 1/15/27	172,500
30,000	FairPoint Communications Inc., 13.125% due 4/1/18 (d)	28,950
110,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	40,150

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Face Amount†	Security	Value
Diversified Telecommunication Services — 4.8% (continued)
265,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	$269,969
	Intelsat Corp.:
15,000	9.000% due 6/15/16	15,188
65,000	Senior Notes, 9.000% due 8/15/14	65,812
	Level 3 Financing Inc.:
150,000	6.704% due 2/15/15 (e)	105,750
220,000	Senior Notes, 9.250% due 11/1/14	180,950
195,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (d)	190,125
105,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	99,225
170,000	Qwest Corp., Debentures, 6.875% due 9/15/33	136,850
275,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (d)	193,875
295,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	265,500
320,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	316,000
	Total Diversified Telecommunication Services	2,373,294
Electric Utilities — 1.6%
100,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (d)	103,500
28,000	Enersis SA, Notes, 7.375% due 1/15/14	30,924
165,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	181,088
360,000	Texas Competitive Electric Holding Co. LLC, 10.500% due 11/1/16 (a)(d)	354,600
200,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (d)	138,000
	Total Electric Utilities	808,112
Electronic Equipment & Instruments — 0.2%
	NXP BV/NXP Funding LLC:
75,000	Senior Notes, 9.500% due 10/15/15	61,875
55,000	Senior Secured Notes, 7.875% due 10/15/14	50,600
	Total Electronic Equipment & Instruments	112,475
Energy Equipment & Services — 0.8%
180,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	173,700
170,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (d)	170,425
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	57,475
	Total Energy Equipment & Services	401,600
Food & Staples Retailing — 0.3%
125,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	150,843
Food Products — 0.4%
	Dole Food Co. Inc., Senior Notes:
175,000	7.250% due 6/15/10	135,625
50,000	8.875% due 3/15/11	40,750
	Total Food Products	176,375
Gas Utilities — 0.5%
275,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	269,500
Health Care Equipment & Supplies — 0.2%
120,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	103,800
Health Care Providers & Services — 4.9%
70,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	70,612
285,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	279,300
	HCA Inc.:
125,000	Debentures, 7.500% due 12/15/23	98,775
235,000	Notes, 6.375% due 1/15/15	200,044

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Face Amount†	Security	Value
Health Care Providers & Services — 4.9% (continued)
	Senior Notes:
5,000	6.250% due 2/15/13	$4,375
30,000	6.500% due 2/15/16	25,425
	Senior Secured Notes:
145,000	9.250% due 11/15/16	150,800
305,000	9.625% due 11/15/16 (a)	317,200
200,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	200,000
	Tenet Healthcare Corp., Senior Notes:
170,000	6.375% due 12/1/11	154,275
90,000	6.500% due 6/1/12	79,875
200,000	7.375% due 2/1/13	179,500
165,000	9.875% due 7/1/14	160,462
	Universal Hospital Services Inc.:
50,000	8.288% due 6/1/15 (e)	44,750
190,000	8.500% due 6/1/15 (a)	190,950
320,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (a)(e)	248,000
	Total Health Care Providers & Services	2,404,343
Hotels, Restaurants & Leisure — 3.2%
125,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	103,125
200,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (f)	7,000
200,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	179,000
60,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	55,500
80,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (d)	63,600
105,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	101,850
125,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14 (f)	23,437
130,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (d)	113,750
190,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	185,250
	MGM MIRAGE Inc.:
45,000	Notes, 6.750% due 9/1/12	41,962
	Senior Notes:
10,000	6.625% due 7/15/15	8,750
30,000	7.500% due 6/1/16	27,150
210,000	7.625% due 1/15/17	192,150
196,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (d)	207,760
105,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	87,675
	Snoqualmie Entertainment Authority, Senior Secured Notes:
40,000	6.936% due 2/1/14 (d)(e)	32,800
40,000	9.125% due 2/1/15 (d)	34,400
	Station Casinos Inc., Senior Subordinated Notes:
175,000	6.500% due 2/1/14	105,875
5,000	6.875% due 3/1/16	2,938
30,000	6.625% due 3/15/18	16,800
	Total Hotels, Restaurants & Leisure	1,590,772
Household Durables — 1.2%
20,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	19,950
1,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/16 (b)(c)(f)	0
165,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	145,200
	K Hovnanian Enterprises Inc.:
50,000	6.500% due 1/15/14	34,000
100,000	Senior Notes, 7.500% due 5/15/16	70,000
260,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	263,250

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Face Amount†	Security	Value
Household Durables — 1.2% (continued)
65,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.605% due 9/1/12	$57,200
	Total Household Durables	589,600
Household Products — 0.2%
105,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	98,700
Independent Power Producers & Energy Traders — 7.7%
50,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	47,224
	AES Corp.:
360,000	8.000% due 10/15/17	366,300
	Senior Notes:
50,000	9.500% due 6/1/09	51,850
100,000	9.375% due 9/15/10	106,250
	Dynegy Holdings Inc.:
180,000	Senior Debentures, 7.625% due 10/15/26	153,450
160,000	Senior Notes, 7.750% due 6/1/19	150,400
70,000	Dynegy Inc., 7.670% due 11/8/16	70,131
	Edison Mission Energy, Senior Notes:
150,000	7.750% due 6/15/16	155,250
120,000	7.200% due 5/15/19	119,100
155,000	7.625% due 5/15/27	146,475
1,460,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(d)	1,452,700
89,453	Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17	98,957
215,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	218,225
	NRG Energy Inc., Senior Notes:
85,000	7.250% due 2/1/14	84,150
520,000	7.375% due 2/1/16	510,900
30,000	7.375% due 1/15/17	29,250
50,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	35,754
	Total Independent Power Producers & Energy Traders	3,796,366
Industrial Conglomerates — 0.0%
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (b)(c)(f)	0
IT Services — 1.2%
100,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(d)	83,750
210,000	First Data Corp., 9.875% due 9/24/15 (d)	172,988
	SunGard Data Systems Inc.:
150,000	Senior Notes, 9.125% due 8/15/13	152,250
195,000	Senior Subordinated Notes, 10.250% due 8/15/15	196,950
	Total IT Services	605,938
Machinery — 0.3%
60,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	53,100
70,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	69,650
	Total Machinery	122,750
Media — 6.4%
	Affinion Group Inc.:
245,000	Senior Notes, 10.125% due 10/15/13	244,694
140,000	Senior Subordinated Notes, 11.500% due 10/15/15	135,800
	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes:
90,000	11.750% due 5/15/14	45,900
55,000	12.125% due 1/15/15	28,325
836,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	585,200
	CCH II LLC/CCH II Capital Corp., Senior Notes:

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Face Amount†	Security	Value
Media — 6.4% (continued)
85,000	10.250% due 9/15/10	$77,775
5,000	10.250% due 10/1/13	4,313
70,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes: 11.750% due 5/15/11	42,437
65,000	12.125% due 1/15/12	38,838
280,000	Charter Communications Inc., 10.875% due 9/15/14 (d)	277,200
110,000	CMP Susquehanna Corp., 9.875% due 5/15/14	76,450
	CSC Holdings Inc.:
200,000	Senior Debentures, 8.125% due 8/15/09	202,500
	Senior Notes:
70,000	8.125% due 7/15/09	70,875
105,000	6.750% due 4/15/12	101,850
110,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	79,750
195,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	170,137
180,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	183,375
140,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (d)	137,200
410,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	267,525
200,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	123,000
	TL Acquisitions Inc.:
190,000	Senior Notes, 10.500% due 1/15/15 (d)	164,350
150,000	Senior Subordinated Notes, step bond to yield 13.348% due 7/15/15 (d)	108,000
	Total Media	3,165,494
Metals & Mining — 4.3%
625,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	664,844
60,000	Metals USA Holdings Corp., 10.729% due 7/1/12 (a)(e)	45,000
275,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	270,875
40,000	Noranda Aluminum Acquisition Corp., 8.738% due 5/15/15 (a)(d)(e)	31,600
130,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(d)(e)	96,200
230,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	204,700
335,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (d)	318,250
75,000	Steel Dynamics Inc., 7.375% due 11/1/12 (d)	76,125
145,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	128,325
	Vale Overseas Ltd., Notes:
62,000	8.250% due 1/17/34	69,543
200,000	6.875% due 11/21/36	196,143
	Total Metals & Mining	2,101,605
Multiline Retail — 1.3%
285,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)	250,800
	Neiman Marcus Group Inc.:
30,000	7.125% due 6/1/28	26,400
370,000	Senior Subordinated Notes, 10.375% due 10/15/15	371,850
	Total Multiline Retail	649,050
Oil, Gas & Consumable Fuels — 10.8%
345,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	347,587
	Chesapeake Energy Corp., Senior Notes:
320,000	6.625% due 1/15/16	315,200
75,000	6.500% due 8/15/17	72,750
10,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	10,360
55,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	56,100
93,196	Corral Finans AB, 5.758% due 4/15/10 (a)(d)(e)	71,295

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 10.8% (continued)
	El Paso Corp.:
	Medium-Term Notes:
230,000	7.800% due 8/1/31	$237,300
300,000	7.750% due 1/15/32	309,610
200,000	Notes, 7.875% due 6/15/12	210,058
	Enterprise Products Operating LP:
40,000	7.034% due 1/15/68	34,011
110,000	Junior Subordinated Notes, 8.375% due 8/1/66	107,227
250,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	244,375
40,000	Forbes Energy Services, 11.000% due 2/15/15 (d)	39,400
273,000	Gazprom, Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (d)	246,265
175,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	168,437
140,000	LUKOIL International Finance BV, 6.356% due 6/7/17 (d)	130,550
	Mariner Energy Inc., Senior Notes:
85,000	7.500% due 4/15/13	82,025
45,000	8.000% due 5/15/17	43,200
110,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	109,450
255,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	264,212
105,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	108,413
	Petroplus Finance Ltd.:
75,000	6.750% due 5/1/14 (d)	68,813
100,000	Senior Note, 7.000% due 5/1/17 (d)	89,750
200,000	Petrozuata Finance Inc., 8.220% due 4/1/17 (d)	204,373
150,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	145,500
265,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	243,800
110,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (d)	114,400
150,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	159,375
115,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (d)	107,238
	Whiting Petroleum Corp., Senior Subordinated Notes:
150,000	7.250% due 5/1/12	148,875
100,000	7.000% due 2/1/14	99,500
	Williams Cos. Inc.:
	Notes:
475,000	7.875% due 9/1/21	517,156
90,000	8.750% due 3/15/32	104,400
100,000	Senior Notes, 7.625% due 7/15/19	107,250
	Total Oil, Gas & Consumable Fuels	5,318,255
Paper & Forest Products — 3.3%
	Abitibi-Consolidated Co. of Canada:
70,000	5.250% due 6/20/08	70,350
240,000	13.750% due 4/1/11 (d)	246,600
	Senior Notes:
55,000	7.750% due 6/15/11	29,975
50,000	8.375% due 4/1/15	26,000
	Abitibi-Consolidated Inc.:
180,000	6.950% due 4/1/08	180,000
90,000	7.875% due 8/1/09	76,050
100,000	Debentures, 7.400% due 4/1/18	44,500
55,000	Notes, 8.550% due 8/1/10	31,900
240,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	228,600
	NewPage Corp.:
60,000	10.000% due 5/1/12 (d)	61,200
385,000	Senior Secured Notes, 9.489% due 5/1/12 (e)	383,075
70,000	Newpage Holding Corp., 11.818% due 11/1/13 (a)(e)	59,150

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Face Amount†	Security	Value
Paper & Forest Products — 3.3% (continued)
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	$177,000
	Total Paper & Forest Products	1,614,400
Pharmaceuticals — 0.0%
465,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (b)(f)	1,744
Real Estate Investment Trusts (REITs) — 0.4%
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	4,775
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
55,000	6.500% due 6/1/16	53,350
130,000	6.750% due 4/1/17	127,725
	Total Real Estate Investment Trusts (REITs)	185,850
Real Estate Management & Development — 0.6%
105,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	56,700
	Realogy Corp.:
40,000	10.500% due 4/15/14	27,100
140,000	11.000% due 4/15/14 (a)	80,500
235,000	Senior Subordinated Notes, 12.375% due 4/15/15	105,750
	Total Real Estate Management & Development	270,050
Road & Rail — 2.1%
255,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	264,563
	Hertz Corp.:
130,000	Senior Notes, 8.875% due 1/1/14	123,825
490,000	Senior Subordinated Notes, 10.500% due 1/1/16	461,212
	Kansas City Southern de Mexico, Senior Notes:
100,000	7.625% due 12/1/13	94,500
25,000	7.375% due 6/1/14 (d)	23,125
50,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	51,000
	Total Road & Rail	1,018,225
Software — 0.2%
125,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	105,625
Specialty Retail — 0.8%
30,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	26,775
140,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	114,800
75,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	76,875
	Michaels Stores Inc.:
80,000	11.375% due 11/1/16	63,200
105,000	Senior Notes, 10.000% due 11/1/14	92,400
	Total Specialty Retail	374,050
Textiles, Apparel & Luxury Goods — 0.0%
35,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	22,750
Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
35,000	8.500% due 5/15/12	33,075
120,000	11.000% due 5/15/12	122,400
	Total Tobacco	155,475
Trading Companies & Distributors — 1.1%
105,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (d)	85,575

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Face Amount†	Security	Value
Trading Companies & Distributors — 1.1% (continued)
265,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	$219,950
305,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (d)	259,250
	Total Trading Companies & Distributors	564,775
Transportation Infrastructure — 0.4%
	Saint Acquisition Corp.:
150,000	Secured Notes, 12.500% due 5/15/17 (d)	61,875
305,000	Senior Secured Notes, 10.815% due 5/15/15 (d)(e)	122,763
	Total Transportation Infrastructure	184,638
Wireless Telecommunication Services — 2.2%
130,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(d)	112,450
50,000	America Movil SAB de CV, 5.625% due 11/15/17	49,681
60,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	55,500
80,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	82,600
695,000	True Move Co., Ltd., 10.750% due 12/16/13 (d)	656,775
130,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (d)	128,375
	Total Wireless Telecommunication Services	1,085,381
	TOTAL CORPORATE BONDS & NOTES (Cost — $47,982,942)	42,712,972
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
493,850	Airplanes Pass-Through Trust, 10.875% due 3/15/19 (c)(f) (Cost - $492,322)	0
COLLATERALIZED SENIOR LOANS — 2.5%
Auto Components — 0.5%
249,375	Allison Transmission, Term Loan B, 6.831% due 8/7/14 (d)(e)	219,806
Containers & Packaging — 0.8%
521,454	Berry Plastics Corp., Senior Term Loan, 11.646% due 6/15/14 (d)(e)	378,055
Oil, Gas & Consumable Fuels — 1.2%
	Ashmore Energy International:
16,243	Synthetic Revolving Credit Facility, 5.098% due 3/30/14 (d)(e)	14,132
121,109	Term Loan, 8.198% due 3/30/14 (d)(e)	105,364
500,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (d)(e)	494,375
	Total Oil, Gas & Consumable Fuels	613,871
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,385,593)	1,211,732
SOVEREIGN BONDS — 5.3%
Argentina — 0.7%
	Republic of Argentina:
409,000	Bonds, Series VII, 7.000% due 9/12/13	335,755
65,000	GDP Linked Securities, 1.330% due 12/15/35 (e)	7,930
	Total Argentina	343,685
Brazil — 0.4%
	Federative Republic of Brazil, Collective Action Securities:
3,000	8.750% due 2/4/25	3,701
175,000	8.250% due 1/20/34	210,219
	Total Brazil	213,920
Colombia — 0.1%
41,000	Republic of Colombia, 10.375% due 1/28/33	59,348

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Face Amount†		Security	Value
Ecuador — 0.2%
75,000		Republic of Ecuador, 10.000% due 8/15/30 (d)	$72,937
Egypt — 0.3%
790,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (d)	148,263
Indonesia — 0.3%
		Republic of Indonesia:
342,000,000	IDR	Series FR40, 11.000% due 9/15/25	34,132
378,000,000	IDR	Series FR42, 10.250% due 7/15/27	35,251
539,000,000	IDR	Series FR43, 10.250% due 7/15/22	51,573
408,000,000	IDR	Series FR45, 9.750% due 5/15/37	35,708
		Total Indonesia	156,664
Mexico — 0.7%
		United Mexican States:
14,000		7.500% due 1/14/12	15,799
140,000		Medium-Term Notes, 6.050% due 1/11/40	140,350
148,000		Medium-Term Notes, Series A, 5.875% due 1/15/14	159,100
		Total Mexico	315,249
Panama — 0.5%
		Republic of Panama:
78,000		9.375% due 4/1/29	103,350
159,000		6.700% due 1/26/36	162,379
		Total Panama	265,729
Peru — 0.1%
		Republic of Peru:
14,000		Bonds, 6.550% due 3/14/37	14,473
8,000		Global Bonds, 7.350% due 7/21/25	9,040
		Total Peru	23,513
Turkey — 1.1%
		Republic of Turkey:
12,000		7.000% due 6/5/20	11,955
587,000		Notes, 6.875% due 3/17/36	526,099
		Total Turkey	538,054
Uruguay — 0.1%
66,056		Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	67,129
Venezuela — 0.8%
		Bolivarian Republic of Venezuela:
12,000		8.500% due 10/8/14	11,190
386,000		5.750% due 2/26/16	303,010
16,000		7.650% due 4/21/25	12,920
		Collective Action Securities:
53,000		9.375% due 1/13/34	49,157
28,000		Notes, 10.750% due 9/19/13	28,910
		Total Venezuela	405,187
		TOTAL SOVEREIGN BONDS (Cost — $2,729,657)	2,609,678

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Shares	Security	Value
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
500	Ameriking Inc. (b)(c)*	$0
Household Durables — 0.0%
429,302	Home Interiors & Gifts Inc. (b)(c)*	0
3,747	Mattress Discounters Corp. (b)(c)*	0
	Total Household Durables	0
	TOTAL CONSUMER DISCRETIONARY	0
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
6,084	Axiohm Transaction Solutions Inc. (b)(c)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
1,091	Applied Extrusion Technologies Inc., Class B Shares (b)*	5,455
	TOTAL COMMON STOCKS (Cost — $439,404)	5,455
CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
260	Bank of America Corp., 7.250% * (Cost - $260,475)	268,580
ESCROWED SHARES — 0.0%
1,000,000	Pillowtex Corp. (b)(c)* (Cost - $0)	0
PREFERRED STOCKS — 0.7%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
1,271	Ameriking Inc., Cummulative Exchange, 13.000% (b)(c)(f)*	0
Media — 0.0%
0	ION Media Networks Inc., Series B, 12.000% *	525
	TOTAL CONSUMER DISCRETIONARY	525
FINANCIALS — 0.7%
Diversified Financial Services — 0.7%
10,700	Preferred Plus, Trust Series FRD-1, 7.400%	154,615
14,800	Saturns, Series F 2003-5, 8.125%	211,640
803	TCR Holdings Corp., Class B Shares, 0.000% (b)(c)*	1
442	TCR Holdings Corp., Class C Shares, 0.000% (b)(c)*	1
1,165	TCR Holdings Corp., Class D Shares, 0.000% (b)(c)*	1
2,410	TCR Holdings Corp., Class E Shares, 0.000% (b)(c)*	2
	TOTAL FINANCIALS	366,260
	TOTAL PREFERRED STOCKS (Cost — $431,258)	366,785

Warrants
WARRANTS — 0.0%
200	Elyria Foundry Co. LLC, Expires 3/1/15(c)*	0
6,723	Pillowtex Corp., Expires 11/24/09(b)(c)*	0
	TOTAL WARRANTS (Cost — $4,963)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $53,726,614)	47,175,202

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)(continued)	March 31, 2008

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS — 2.3%
Sovereign Bonds — 1.2%
610,000	MYR	Bank Negara Malaysia Islamic Notes, zero coupon bond to yield 3.335% due 7/24/08	$188,664
		Egypt Treasury Bills:
375,000	EGP	Zero coupon bond to yield 7.625% due 9/9/08	66,593
375,000	EGP	Zero coupon bond to yield 7.324% due 9/16/08	66,479
1,450,000	EGP	Zero coupon bond to yield 7.553% due 11/25/08	253,126
		Total Sovereign Bonds (Cost — $565,870)	574,862
U.S. Government Agency — 0.0%
3,000		Federal National Mortgage Association (FNMA), Discount Notes, 2.027- 1.825% due 12/15/08 (g) (Cost - $2,961)	2,958
Repurchase Agreement — 1.1%
549,000		Morgan Stanley repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity - $549,034; (Fully collateralized by U.S. government agency obligation, 6.000% due 4/18/36; Market Value - $576,669) (Cost - $549,000) (h)	549,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,117,831)	1,126,820
		TOTAL INVESTMENTS — 97.9% (Cost — $54,844,445#)	48,302,022
		Other Assets in Excess of Liabilities — 2.1%	1,054,598
		TOTAL NET ASSETS — 100.0%	$49,356,620

†	Face amount denominated in U.S. dollars unless otherwise noted.
*	Non-income producing security.
(a)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.
(f)	Security is currently in default.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is segregated for extended settlements and/or foreign currency contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
EGP - Egyptian Pound
GDP - Gross Domestic Product
IDR - Indonesian Rupiah
MYR - Malaysian Ringgit
OJSC - Open Joint Stock Company
RUB - Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).  The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments.  As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investment Valuation

Effective January 1, 2008 the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value

Notes to Schedule of Investments (unaudited) (continued)

based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/08	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$48,302,022	$635,360	$47,665,407	$1,255
Other Financial Instruments*	244	—	244	—
Total	$48,302,266	$635,360	$47,665,651	$1,255

* Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$5	$—
Accrued Premiums/Discounts	—	—
Realized Gain (Loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	1,250	—
Balance as of 3/31/08	$1,255	$—

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$722,267
Gross unrealized depreciation	(7,264,690)
Net unrealized depreciation	$(6,542,423)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2008, the Fund had open forward foreign currency contracts as described below.  The unrealized gain on the open contracts in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Buy:
Indian Rupee	948,000	$23,489	6/16/08	$87
Indian Rupee	2,879,850	71,354	6/16/08	88
Indian Rupee	986,250	24,436	6/16/08	69
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$244

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	May 28, 2008